Form N-1A Cover	Oct. 07, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Invesco Exchange-Traded Fund Trust II
Entity Central Index Key	0001378872
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 07, 2024
Prospectus Date	Feb. 28, 2024
Supplement to Prospectus [Text Block]
INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED OCTOBER 7, 2024 TO THE PROSPECTUSES
DATED FEBRUARY 28, 2024 OF:
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)
(the “Fund”)
The Fund’s classification has changed from “non-diversified” to “diversified,” and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940. Effective immediately, all references in the Fund’s Summary Prospectus and Statutory Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.